Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Tax
Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31,
	2020	2021
Deductible temporary differences	273,825	377,756
Tax loss carry forward and unabsorbed depreciation	3,259,415	3,311,382
Total	3,533,240	3,689,138

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2020	2021
Recognised Deferred Tax Assets and Liabilities
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	12,673	5,635
Trade and other receivables	54,379	4,656
Employee benefits	9,393	1,618
Provision for expenses	15,571	1,459
Deferred tax asset	92,016	13,368
OCI gratuity	1,815	2,030
Total deferred tax asset (A)	93,831	15,398
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(37,645)	(14,413)
Total deferred tax liability (B)	(37,645)	(14,413)

Net deferred tax asset (A-B)	56,186	985

Schedule of changes in deferred tax assets

Particulars	Balance as on March, 31 2020	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2021
Property, plant and equipment, intangible assets, and ROU assets	(24,973)	16,195	-	(8,778)
Trade and other receivables	54,379	(49,723)	-	4,656
Employee benefit	9,394	(7,776)	-	1,618
Provision for expenses	15,571	(14,112)	-	1,459
OCI gratuity	1,815	-	215	2,030
Deferred tax assets	56,186	(55,416)	215	985